1336219

FORM D

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

SEC MAIL PROCESSING SECTION
RECEIVED
AUG 12 2005
WASH, D.C.
199

OMB APPROVAL	
OMB Number:	3235-0076
Expires:	May 31, 2005
Estimated average burden hours per response	16.00

SEC USE ONLY	
Prefix	Serial
DATE RECEIVED	

FORM D

NOTICE OF SALE OF SECURITIES PURSUANT TO REGULATION D, SECTION 4(6), AND/OR UNIFORM LIMITED OFFERING EXEMPTION

Name of Offering (☐ check if this is an amendment and name has changed, and indicate change.)
Atlas America Series 26-2005 L.P.

Filing Under (Check box(es) that apply): ☐ Rule 504 ☐ Rule 505 ☒ Rule 506 ☐ Section 4(6) ☐ ULOE

Type of Filing: ☐ New Filing ☒ Amendment

05063665

A. BASIC IDENTIFICATION DATA

1. Enter the information requested about the issuer

Name of Issuer (☐ check if this is an amendment and name has changed, and indicate change.)

Atlas America Series 26-2005 L.P.

Address of Executive Offices (Number and Street, City, State, Zip Code)	Telephone Number (Including Area Code)
311 Rouser Road, Moon Township, PA 15108	(412) 262-2830
Address of Principal Business Operations (Number and Street, City, State, Zip Code) (if different from Executive Offices)	Telephone Number (Including Area Code)

Brief Description of Business

Oil and Gas exploration and development by drilling development wells.

Type of Business Organization
☐ corporation ☒ limited partnership, already formed ☐ other (please specify):
☐ business trust ☐ limited partnership, to be formed

PROCESSED
AUG 15 2005
THOMSON FINANCIAL

Actual or Estimated Date of Incorporation or Organization: Month 0 5 Year 0 5 ☒ Actual ☐ Estimated

Jurisdiction of Incorporation or Organization: (Enter two-letter U.S. Postal Service abbreviation for State: CN for Canada; FN for other foreign jurisdiction) D E

GENERAL INSTRUCTIONS

Federal:

Who Must File: All issuers making an offering of securities in reliance on an exemption under Regulation D or Section 4(6), 17 CFR 230.501 et seq. or 15 U.S.C. 77d(6).

When To File: A notice must be filed no later than 15 days after the first sale of securities in the offering. A notice is deemed filed with the U.S. Securities and Exchange Commission (SEC) on the earlier of the date it is received by the SEC at the address given below or, if received at that address after the date on which it is due, on the date it was mailed by United States registered or certified mail to that address.

Where To File: U.S. Securities and Exchange Commission, 450 Fifth Street, N.W., Washington, D.C. 20549.

Copies Required: Five (5) copies of this notice must be filed with the SEC, one of which must be manually signed. Any copies not manually signed must be photocopies of the manually signed copy or bear typed or printed signatures.

Information Required: A new filing must contain all information requested. Amendments need only report the name of the issuer and offering, any changes thereto, the information requested in Part C, and any material changes from the information previously supplied in Parts A and B. Part E and the Appendix need not be filed with the SEC.

Filing Fee: There is no federal filing fee.

State:

This notice shall be used to indicate reliance on the Uniform Limited Offering Exemption (ULOE) for sales of securities in those states that have adopted ULOE and that have adopted this form. Issuers relying on ULOE must file a separate notice with the Securities Administrator in each state where sales are to be, or have been made. If a state requires the payment of a fee as a precondition to the claim for the exemption, a fee in the proper amount shall accompany this form. This notice shall be filed in the appropriate states in accordance with state law. The Appendix to the notice constitutes a part of this notice and must be completed.

ATTENTION

Failure to file notice in the appropriate states will not result in a loss of the federal exemption. Conversely, failure to file the appropriate federal notice will not result in a loss of an available state exemption unless such exemption is predictated on the filing of a federal notice.

Since a determination of who is a pr…oter is a question of fact, the persons are listed on page 2 as promoters without admitting or denying such status.

A. BASIC IDENTIFICATION DATA

2. Enter the information requested for the following:
   - Each promoter of the issuer, if the issuer has been organized within the past five years;
   - Each beneficial owner having the power to vote or dispose, or direct the vote or disposition of, 10% or more of a class of equity securities of the issuer.
   - Each executive officer and director of corporate issuers and of corporate general and managing partners of partnership issuers; and
   - Each general and managing partner of partnership issuers.

Check Box(es) that Apply: [x] Promoter [ ] Beneficial Owner [ ] Executive Officer [ ] Director [x] General and/or Managing Partner

Atlas Resources, Inc.
Full Name (Last name first, if individual)

311 Rouser Road, Moon Township, PA 15108
Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: [x] Promoter [ ] Beneficial Owner [x] Executive Officer [x] Director [ ] General and/or Managing Partner

Kotek, Freddie M.
Full Name (Last name first, if individual)

311 Rouser Road, Moon Township, PA 15108
Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: [x] Promoter [ ] Beneficial Owner [x] Executive Officer [x] Director [ ] General and/or Managing Partner

Carolas, Frank P.
Full Name (Last name first, if individual)

311 Rouser Road, Moon Township, PA 15108
Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: [x] Promoter [ ] Beneficial Owner [x] Executive Officer [x] Director [ ] General and/or Managing Partner

Simmons, Jeffrey C.
Full Name (Last name first, if individual)

311 Rouser Road, Moon Township, PA 15108
Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: [x] Promoter [ ] Beneficial Owner [x] Executive Officer [ ] Director [ ] General and/or Managing Partner

Hollander, Jack L.
Full Name (Last name first, if individual)

311 Rouser Road, Moon Township, PA 15108
Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: [x] Promoter [ ] Beneficial Owner [x] Executive Officer [ ] Director [ ] General and/or Managing Partner

McGurk, Nancy J.
Full Name (Last name first, if individual)

311 Rouser Road, Moon Township, PA 15108
Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: [x] Promoter [ ] Beneficial Owner [x] Executive Officer [x] Director [ ] General and/or Managing Partner

Staines, Michael L.
Full Name (Last name first, if individual)

311 Rouser Road, Moon Township, PA 15108
Business or Residence Address (Number and Street, City, State, Zip Code)

(Use blank sheet, or copy and use additional copies of this sheet, as necessary)

Since a determination of who is a promoter is a question of fact, the persons are listed on page 2 as promoters without admitting or denying such status.

A. BASIC IDENTIFICATION DATA

2. Enter the information requested for the following:

- Each promoter of the issuer, if the issuer has been organized within the past five years;
- Each beneficial owner having the power to vote or dispose, or direct the vote or disposition of, 10% or more of a class of equity securities of the issuer.
- Each executive officer and director of corporate issuers and of corporate general and managing partners of partnership issuers; and
- Each general and managing partner of partnership issuers.

Check Box(es) that Apply: [x] Promoter [ ] Beneficial Owner [x] Executive Officer [ ] Director [ ] General and/or Managing Partner

Hartzell, Michael G.

Full Name (Last name first, if individual)

311 Rouser Road, Moon Township, PA 15108

Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: [x] Promoter [ ] Beneficial Owner [x] Executive Officer [ ] Director [ ] General and/or Managing Partner

Laughlin, Donald R.

Full Name (Last name first, if individual)

311 Rouser Road, Moon Township, PA 15108

Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: [x] Promoter [ ] Beneficial Owner [x] Executive Officer [ ] Director [ ] General and/or Managing Partner

Bleichmar, Marci F.

Full Name (Last name first, if individual)

311 Rouser Road, Moon Township, PA 15108

Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: [x] Promoter [ ] Beneficial Owner [x] Executive Officer [ ] Director [ ] General and/or Managing Partner

Black, Karen A.

Full Name (Last name first, if individual)

311 Rouser Road, Moon Township, PA 15108

Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: [ ] Promoter [ ] Beneficial Owner [ ] Executive Officer [ ] Director [ ] General and/or Managing Partner

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: [ ] Promoter [ ] Beneficial Owner [ ] Executive Officer [ ] Director [ ] General and/or Managing Partner

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: [ ] Promoter [ ] Beneficial Owner [ ] Executive Officer [ ] Director [ ] General and/or Managing Partner

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

(Use blank sheet, or copy and use additional copies of this sheet, as necessary)

B. INFORMATION ABOUT OFFERING

		Yes	No
1.	Has the issuer sold, or does the issuer intend to sell, to non-accredited investors in this offering? Answer also in Appendix, Column 2, if filing under ULOE.	☐	☒
2.	What is the minimum investment that will be accepted from any individual?	$ 12,500.00	
3.	Does the offering permit joint ownership of a single unit?	☒	☐

4. Enter the information requested for each person who has been or will be paid or given, directly or indirectly, any commission or similar remuneration for solicitation of purchasers in connection with sales of securities in the offering. If a person to be listed is an associated person or agent of a broker or dealer registered with the SEC and/or with a state or states, list the name of the broker or dealer. If more than five (5) persons to be listed are associated persons of such a broker or dealer, you may set forth the information for that broker or dealer only.

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)
8150 N. Central Expressway, M-1000, Dallas, TX 75206

Name of Associated Broker or Dealer
1st Global Capital Corp.

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) ☒ All States

[AL]	[AK]	[AZ]	[AR]	[CA]	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[PR]

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)
2300 Windy Ridge Parkway, Suite 1100, Atlanta, GA 30339

Name of Associated Broker or Dealer
Advantage Capital Corporation

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) ☒ All States

[AL]	[AK]	[AZ]	[AR]	[CA]	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[PR]

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)
311 Rouser Road, Moon Township, PA 15108

Name of Associated Broker or Dealer
Anthem Securities, Inc.

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) ☒ All States

[AL]	[AK]	[AZ]	[AR]	[CA]	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[PR]

(Use blank sheet, or copy and use additional copies of this sheet, as necessary.)

B. INFORMATION ABOUT OFFERING

		Yes	No
1.	Has the issuer sold, or does the issuer intend to sell, to non-accredited investors in this offering?	☐	☒

Answer also in Appendix, Column 2, if filing under ULOE.

2. What is the minimum investment that will be accepted from any individual? $ 12,500.00

		Yes	No
3.	Does the offering permit joint ownership of a single unit?	☒	☐

4. Enter the information requested for each person who has been or will be paid or given, directly or indirectly, any commission or similar remuneration for solicitation of purchasers in connection with sales of securities in the offering. If a person to be listed is an associated person or agent of a broker or dealer registered with the SEC and/or with a state or states, list the name of the broker or dealer. If more than five (5) persons to be listed are associated persons of such a broker or dealer, you may set forth the information for that broker or dealer only.

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)
701 Tama Street, Building B, Marion, IA 52302

Name of Associated Broker or Dealer
Berthel Fisher & Company Financial Services, Inc.

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) ☒ All States

[AL]	[AK]	[AZ]	[AR]	[CA]	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[PR]

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)
2361 Campus Drive, Suite 210, Irvine, CA 92612

Name of Associated Broker or Dealer
Brookstreet Securities Corp.

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) ☒ All States

[AL]	[AK]	[AZ]	[AR]	[CA]	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[PR]

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)
110 West Fayette Street, 5th Floor, Syracuse, NY 13202

Name of Associated Broker or Dealer
Cadaret Grant & Co., Inc.

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) ☒ All States

[AL]	[AK]	[AZ]	[AR]	[CA]	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[PR]

(Use blank sheet, or copy and use additional copies of this sheet, as necessary.)

B. INFORMATION ABOUT OFFERING

		Yes	No
1.	Has the issuer sold, or does the issuer intend to sell, to non-accredited investors in this offering?	☐	☒

Answer also in Appendix, Column 2, if filing under ULOE.

2. What is the minimum investment that will be accepted from any individual? $ 12,500.00

		Yes	No
3.	Does the offering permit joint ownership of a single unit?	☒	☐

4. Enter the information requested for each person who has been or will be paid or given, directly or indirectly, any commission or similar remuneration for solicitation of purchasers in connection with sales of securities in the offering. If a person to be listed is an associated person or agent of a broker or dealer registered with the SEC and/or with a state or states, list the name of the broker or dealer. If more than five (5) persons to be listed are associated persons of such a broker or dealer, you may set forth the information for that broker or dealer only.

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)
56 E. Burlington Avenue, Fairfield, IA 52556

Name of Associated Broker or Dealer
Cambridge Investment Research, Inc.

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) ☒ All States

[AL]	[AK]	[AZ]	[AR]	[CA]	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[PR]

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)
405 E. Lexington Avenue, Suite 201, El Cajon, CA 92020

Name of Associated Broker or Dealer
Capital Growth Resources

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) ☐ All States

[AL]	[AK]	[AZ] ✓	[AR]	[CA] ✓	[CO] ✓	[CT] ✓	[DE]	[DC]	[FL] ✓	[GA]	[HI] ✓	[ID]
[IL] ✓	[IN] ✓	[IA]	[KS]	[KY]	[LA] ✓	[ME]	[MD]	[MA] ✓	[MI] ✓	[MN] ✓	[MS]	[MO]
[MT]	[NE]	[NV] ✓	[NH]	[NJ]	[NM] ✓	[NY] ✓	[NC] ✓	[ND]	[OH]	[OK] ✓	[OR] ✓	[PA] ✓
[RI] ✓	[SC]	[SD] ✓	[TN] ✓	[TX] ✓	[UT] ✓	[VT]	[VA] ✓	[WA] ✓	[WV] ✓	[WI] ✓	[WY]	[PR]

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)
17 Glenwood Ave., Raleigh, NC 27603

Name of Associated Broker or Dealer
Capital Investment Group, Inc.

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) ☐ All States

[AL] ✓	[AK] ✓	[AZ] ✓	[AR] ✓	[CA] ✓	[CO] ✓	[CT] ✓	[DE] ✓	[DC] ✓	[FL] ✓	[GA] ✓	[HI]	[ID] ✓
[IL] ✓	[IN] ✓	[IA] ✓	[KS] ✓	[KY] ✓	[LA] ✓	[ME] ✓	[MD] ✓	[MA] ✓	[MI] ✓	[MN] ✓	[MS] ✓	[MO] ✓
[MT] ✓	[NE] ✓	[NV] ✓	[NH] ✓	[NJ] ✓	[NM] ✓	[NY] ✓	[NC] ✓	[ND] ✓	[OH] ✓	[OK] ✓	[OR] ✓	[PA] ✓
[RI] ✓	[SC] ✓	[SD] ✓	[TN] ✓	[TX] ✓	[UT] ✓	[VT] ✓	[VA] ✓	[WA] ✓	[WV] ✓	[WI] ✓	[WY] ✓	[PR]

(Use blank sheet, or copy and use additional copies of this sheet, as necessary.)

B. INFORMATION ABOUT OFFERING

		Yes	No
1.	Has the issuer sold, or does the issuer intend to sell, to non-accredited investors in this offering?	[ ]	[X]

Answer also in Appendix, Column 2, if filing under ULOE.

2. What is the minimum investment that will be accepted from any individual? $ 12,500.00

		Yes	No
3.	Does the offering permit joint ownership of a single unit?	[X]	[ ]

4. Enter the information requested for each person who has been or will be paid or given, directly or indirectly, any commission or similar remuneration for solicitation of purchasers in connection with sales of securities in the offering. If a person to be listed is an associated person or agent of a broker or dealer registered with the SEC and/or with a state or states, list the name of the broker or dealer. If more than five (5) persons to be listed are associated persons of such a broker or dealer, you may set forth the information for that broker or dealer only.

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)
211 N. Robinson Ave., Suite 200, Oklahoma City, OK 73102

Name of Associated Broker or Dealer
Capital West Securities, Inc.

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) [ ] All States

[X] AL	[X] AK	[X] AZ	[X] AR	[X] CA	[X] CO	[X] CT	[ ] DE	[ ] DC	[X] FL	[X] GA	[X] HI	[X] ID
[X] IL	[X] IN	[X] IA	[X] KS	[X] KY	[X] LA	[ ] ME	[X] MD	[X] MA	[X] MI	[X] MN	[X] MS	[X] MO
[X] MT	[X] NE	[X] NV	[ ] NH	[X] NJ	[X] NM	[X] NY	[X] NC	[X] ND	[X] OH	[X] OK	[X] OR	[X] PA
[X] RI	[X] SC	[X] SD	[X] TN	[X] TX	[X] UT	[ ] VT	[X] VA	[X] WA	[X] WV	[X] WI	[X] WY	[ ] PR

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)
8080 East Central, Suite 200, Wichita, KS 67206

Name of Associated Broker or Dealer
Carey, Thomas, Hoover & Breault, Inc.

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) [ ] All States

[ ] AL	[ ] AK	[X] AZ	[X] AR	[X] CA	[X] CO	[ ] CT	[ ] DE	[ ] DC	[X] FL	[X] GA	[ ] HI	[ ] ID
[ ] IL	[X] IN	[ ] IA	[X] KS	[ ] KY	[ ] LA	[ ] ME	[ ] MD	[ ] MA	[X] MI	[ ] MN	[ ] MS	[X] MO
[ ] MT	[X] NE	[ ] NV	[ ] NH	[X] NJ	[X] NM	[X] NY	[ ] NC	[ ] ND	[X] OH	[X] OK	[X] OR	[ ] PA
[ ] RI	[X] SC	[ ] SD	[ ] TN	[X] TX	[X] UT	[ ] VT	[X] VA	[ ] WA	[ ] WV	[X] WI	[X] WY	[ ] PR

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)
1876 Waycross Road, Cincinnati, OH 45240

Name of Associated Broker or Dealer
Carillon Investments, Inc.

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) [X] All States

[ ] AL	[ ] AK	[ ] AZ	[ ] AR	[ ] CA	[ ] CO	[ ] CT	[ ] DE	[ ] DC	[ ] FL	[ ] GA	[ ] HI	[ ] ID
[ ] IL	[ ] IN	[ ] IA	[ ] KS	[ ] KY	[ ] LA	[ ] ME	[ ] MD	[ ] MA	[ ] MI	[ ] MN	[ ] MS	[ ] MO
[ ] MT	[ ] NE	[ ] NV	[ ] NH	[ ] NJ	[ ] NM	[ ] NY	[ ] NC	[ ] ND	[ ] OH	[ ] OK	[ ] OR	[ ] PA
[ ] RI	[ ] SC	[ ] SD	[ ] TN	[ ] TX	[ ] UT	[ ] VT	[ ] VA	[ ] WA	[ ] WV	[ ] WI	[ ] WY	[ ] PR

(Use blank sheet, or copy and use additional copies of this sheet, as necessary.)

B. INFORMATION ABOUT OFFERING

		Yes	No
1.	Has the issuer sold, or does the issuer intend to sell, to non-accredited investors in this offering?	☐	☒

Answer also in Appendix, Column 2, if filing under ULOE.

2. What is the minimum investment that will be accepted from any individual? $ 12,500.00

		Yes	No
3.	Does the offering permit joint ownership of a single unit?	☒	☐

4. Enter the information requested for each person who has been or will be paid or given, directly or indirectly, any commission or similar remuneration for solicitation of purchasers in connection with sales of securities in the offering. If a person to be listed is an associated person or agent of a broker or dealer registered with the SEC and/or with a state or states, list the name of the broker or dealer. If more than five (5) persons to be listed are associated persons of such a broker or dealer, you may set forth the information for that broker or dealer only.

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)
333 City Blvd. West, Suite 2010, Orange, CA 92868

Name of Associated Broker or Dealer
Centaurus Financial, Inc.

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) ☒ All States

AL	AK	AZ	AR	CA	CO	CT	DE	DC	FL	GA	HI	ID
IL	IN	IA	KS	KY	LA	ME	MD	MA	MI	MN	MS	MO
MT	NE	NV	NH	NJ	NM	NY	NC	ND	OH	OK	OR	PA
RI	SC	SD	TN	TX	UT	VT	VA	WA	WV	WI	WY	PR

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)
7701 E. Kellogg, Suite 700, Wichita, KS 67207

Name of Associated Broker or Dealer
Cooper Malone McClain, Inc.

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) ☐ All States

AL	AK	[x] AZ	[x] AR	[x] CA	[x] CO	CT	DE	DC	[x] FL	GA	HI	ID
IL	IN	[x] IA	[x] KS	KY	LA	ME	MD	MA	[x] MI	[x] MN	MS	[x] MO
MT	[x] NE	NV	NH	NJ	[x] NM	NY	NC	ND	OH	[x] OK	OR	PA
RI	[x] SC	SD	TN	[x] TX	[x] UT	VT	[x] VA	WA	WV	WI	WY	PR

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)
725 Town & Country Road, Suite 530, Orange, CA 92868

Name of Associated Broker or Dealer
Crown Capital Securities, LP

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) ☒ All States

AL	AK	AZ	AR	CA	CO	CT	DE	DC	FL	GA	HI	ID
IL	IN	IA	KS	KY	LA	ME	MD	MA	MI	MN	MS	MO
MT	NE	NV	NH	NJ	NM	NY	NC	ND	OH	OK	OR	PA
RI	SC	SD	TN	TX	UT	VT	VA	WA	WV	WI	WY	PR

(Use blank sheet, or copy and use additional copies of this sheet, as necessary.)

B. INFORMATION ABOUT OFFERING

		Yes	No
1.	Has the issuer sold, or does the issuer intend to sell, to non-accredited investors in this offering?	[ ]	[x]

Answer also in Appendix, Column 2, if filing under ULOE.

2. What is the minimum investment that will be accepted from any individual? $ 12,500.00

		Yes	No
3.	Does the offering permit joint ownership of a single unit?	[x]	[ ]

4. Enter the information requested for each person who has been or will be paid or given, directly or indirectly, any commission or similar remuneration for solicitation of purchasers in connection with sales of securities in the offering. If a person to be listed is an associated person or agent of a broker or dealer registered with the SEC and/or with a state or states, list the name of the broker or dealer. If more than five (5) persons to be listed are associated persons of such a broker or dealer, you may set forth the information for that broker or dealer only.

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)
13355 Noel Road, #1300, One Galleria Tower, Dallas, TX 75240

Name of Associated Broker or Dealer
Cullum & Burks Securities

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) [ ] All States

[x] AL	[ ] AK	[x] AZ	[x] AR	[x] CA	[x] CO	[x] CT	[ ] DE	[ ] DC	[x] FL	[x] GA	[ ] HI	[x] ID
[x] IL	[x] IN	[x] IA	[x] KS	[x] KY	[x] LA	[x] ME	[x] MD	[x] MA	[x] MI	[x] MN	[x] MS	[x] MO
[x] MT	[x] NE	[x] NV	[ ] NH	[x] NJ	[x] NM	[x] NY	[x] NC	[x] ND	[x] OH	[x] OK	[x] OR	[x] PA
[ ] RI	[x] SC	[x] SD	[x] TN	[x] TX	[x] UT	[ ] VT	[x] VA	[x] WA	[ ] WV	[x] WI	[ ] WY	[ ] PR

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)
2496 Jett Ferry Road, Suite 200, Atlanta, GA 30338

Name of Associated Broker or Dealer
Dunwoody Brokerage Services, Inc.

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) [ ] All States

[x] AL	[ ] AK	[x] AZ	[x] AR	[x] CA	[x] CO	[x] CT	[ ] DE	[x] DC	[x] FL	[x] GA	[ ] HI	[ ] ID
[x] IL	[ ] IN	[ ] IA	[ ] KS	[ ] KY	[x] LA	[ ] ME	[x] MD	[x] MA	[x] MI	[ ] MN	[x] MS	[ ] MO
[ ] MT	[ ] NE	[ ] NV	[ ] NH	[x] NJ	[ ] NM	[x] NY	[x] NC	[ ] ND	[x] OH	[x] OK	[ ] OR	[x] PA
[ ] RI	[x] SC	[ ] SD	[x] TN	[x] TX	[ ] UT	[ ] VT	[x] VA	[x] WA	[ ] WV	[ ] WI	[ ] WY	[ ] PR

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)
401 Westview Court, Washington, IA 52353

Name of Associated Broker or Dealer
Eagle One Investments, L.L.C.

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) [ ] All States

[x] AL	[ ] AK	[x] AZ	[x] AR	[x] CA	[x] CO	[ ] CT	[ ] DE	[ ] DC	[x] FL	[x] GA	[ ] HI	[x] ID
[x] IL	[x] IN	[x] IA	[x] KS	[x] KY	[x] LA	[ ] ME	[x] MD	[ ] MA	[x] MI	[x] MN	[x] MS	[x] MO
[x] MT	[x] NE	[x] NV	[ ] NH	[x] NJ	[x] NM	[x] NY	[x] NC	[x] ND	[x] OH	[x] OK	[x] OR	[x] PA
[x] RI	[ ] SC	[x] SD	[ ] TN	[x] TX	[x] UT	[ ] VT	[x] VA	[x] WA	[ ] WV	[x] WI	[x] WY	[ ] PR

(Use blank sheet, or copy and use additional copies of this sheet, as necessary.)

B. INFORMATION ABOUT OFFERING

		Yes	No
1.	Has the issuer sold, or does the issuer intend to sell, to non-accredited investors in this offering?	☐	☒
	Answer also in Appendix, Column 2, if filing under ULOE.		
2.	What is the minimum investment that will be accepted from any individual?	$ 12,500.00	
3.	Does the offering permit joint ownership of a single unit?	☒	☐

4. Enter the information requested for each person who has been or will be paid or given, directly or indirectly, any commission or similar remuneration for solicitation of purchasers in connection with sales of securities in the offering. If a person to be listed is an associated person or agent of a broker or dealer registered with the SEC and/or with a state or states, list the name of the broker or dealer. If more than five (5) persons to be listed are associated persons of such a broker or dealer, you may set forth the information for that broker or dealer only.

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)
155 Bovet Road, Suite 725, San Mateo, CA 94402

Name of Associated Broker or Dealer
Emerson Equity L.L.C.

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) ☐ All States

[AL]	[AK]	[AZ]	[AR]	[CA] ✓	[CO]	[CT]	[DE]	[DC]	[FL] ✓	[GA]	[HI] ✓	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD] ✓	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV] ✓	[NH]	[NJ]	[NM]	[NY] ✓	[NC] ✓	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC] ✓	[SD]	[TN]	[TX] ✓	[UT]	[VT]	[VA] ✓	[WA]	[WV]	[WI]	[WY]	[PR]

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)
2170 West State Road, Suite 100, Longwood, FL 32779

Name of Associated Broker or Dealer
Empire Financial Group, Inc.

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) ☒ All States

[AL]	[AK]	[AZ]	[AR]	[CA]	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[PR]

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)
10 Universal City Plaza, 20th Floor, Universal City, CA 91608

Name of Associated Broker or Dealer
Empire Securities Corporation

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) ☐ All States

[AL]	[AK]	[AZ] ✓	[AR]	[CA] ✓	[CO] ✓	[CT]	[DE]	[DC]	[FL]	[GA]	[HI] ✓	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA] ✓	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV] ✓	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR] ✓	[PA] ✓
[RI]	[SC]	[SD]	[TN]	[TX] ✓	[UT] ✓	[VT]	[VA] ✓	[WA] ✓	[WV]	[WI] ✓	[WY]	[PR]

(Use blank sheet, or copy and use additional copies of this sheet, as necessary.)

B. INFORMATION ABOUT OFFERING

		Yes	No
1.	Has the issuer sold, or does the issuer intend to sell, to non-accredited investors in this offering? Answer also in Appendix, Column 2, if filing under ULOE.	☐	☒
2.	What is the minimum investment that will be accepted from any individual?	$ 12,500.00	
		Yes	No
3.	Does the offering permit joint ownership of a single unit?	☒	☐

4. Enter the information requested for each person who has been or will be paid or given, directly or indirectly, any commission or similar remuneration for solicitation of purchasers in connection with sales of securities in the offering. If a person to be listed is an associated person or agent of a broker or dealer registered with the SEC and/or with a state or states, list the name of the broker or dealer. If more than five (5) persons to be listed are associated persons of such a broker or dealer, you may set forth the information for that broker or dealer only.

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)
3721 Douglas Blvd., #200, Roseville, CA 95661

Name of Associated Broker or Dealer
EPlanning Securities, Inc.

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) ☒ All States

[AL]	[AK]	[AZ]	[AR]	[CA]	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[PR]

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)
15455 Conway Road, St. Louis, MO 63017

Name of Associated Broker or Dealer
FFP Securities, Inc.

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) ☒ All States

[AL]	[AK]	[AZ]	[AR]	[CA]	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[PR]

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)
2663 Townsgate Road, Westlake Village, CA 91361

Name of Associated Broker or Dealer
Financial West Group

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) ☒ All States

[AL]	[AK]	[AZ]	[AR]	[CA]	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[PR]

(Use blank sheet, or copy and use additional copies of this sheet, as necessary.)

B. INFORMATION ABOUT OFFERING

		Yes	No
1.	Has the issuer sold, or does the issuer intend to sell, to non-accredited investors in this offering?	☐	☒

Answer also in Appendix, Column 2, if filing under ULOE.

2. What is the minimum investment that will be accepted from any individual? $ 12,500.00

		Yes	No
3.	Does the offering permit joint ownership of a single unit?	☒	☐

4. Enter the information requested for each person who has been or will be paid or given, directly or indirectly, any commission or similar remuneration for solicitation of purchasers in connection with sales of securities in the offering. If a person to be listed is an associated person or agent of a broker or dealer registered with the SEC and/or with a state or states, list the name of the broker or dealer. If more than five (5) persons to be listed are associated persons of such a broker or dealer, you may set forth the information for that broker or dealer only.

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)
2300 Windy Ridge Parkway, Suite 1100, Atlanta, GA 30339

Name of Associated Broker or Dealer
FSC Securities Corp.

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) ☒ All States

[AL]	[AK]	[AZ]	[AR]	[CA]	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[PR]

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)
101 Normandy Road, Suite 101, Casselberry, FL 32707

Name of Associated Broker or Dealer
G. A. Repple & Company

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) ☒ All States

[AL]	[AK]	[AZ]	[AR]	[CA]	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[PR]

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)
11350 McCormick Road, Suite 901, Hunt Valley, MD 21031

Name of Associated Broker or Dealer
Global Brokerage Services, Inc.

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) ☐ All States

[AL]	[AK]	[AZ] [X]	[AR]	[CA] [X]	[CO]	[CT] [X]	[DE] [X]	[DC] [X]	[FL] [X]	[GA] [X]	[HI]	[ID] [X]
[IL] [X]	[IN] [X]	[IA] [X]	[KS]	[KY]	[LA] [X]	[ME]	[MD] [X]	[MA] [X]	[MI]	[MN] [X]	[MS]	[MO]
[MT]	[NE]	[NV] [X]	[NH] [X]	[NJ] [X]	[NM] [X]	[NY] [X]	[NC] [X]	[ND]	[OH]	[OK]	[OR] [X]	[PA] [X]
[RI]	[SC] [X]	[SD]	[TN] [X]	[TX] [X]	[UT] [X]	[VT]	[VA] [X]	[WA] [X]	[WV]	[WI] [X]	[WY]	[PR]

(Use blank sheet, or copy and use additional copies of this sheet, as necessary.)

B. INFORMATION ABOUT OFFERING

		Yes	No
1.	Has the issuer sold, or does the issuer intend to sell, to non-accredited investors in this offering?	☐	☒
	Answer also in Appendix, Column 2, if filing under ULOE.		
2.	What is the minimum investment that will be accepted from any individual?	$ 12,500.00	
3.	Does the offering permit joint ownership of a single unit?	☒	☐

4. Enter the information requested for each person who has been or will be paid or given, directly or indirectly, any commission or similar remuneration for solicitation of purchasers in connection with sales of securities in the offering. If a person to be listed is an associated person or agent of a broker or dealer registered with the SEC and/or with a state or states, list the name of the broker or dealer. If more than five (5) persons to be listed are associated persons of such a broker or dealer, you may set forth the information for that broker or dealer only.

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)
15413 East Valleyway, Suite 105, Spokane Valley, WA 99037

Name of Associated Broker or Dealer
Great Northern Financial Securities, Inc.

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) ☐ All States

[AL]	[AK] ✓	[AZ] ✓	[AR] ✓	[CA] ✓	[CO] ✓	[CT]	[DE] ✓	[DC]	[FL] ✓	[GA] ✓	[HI] ✓	[ID] ✓
[IL] ✓	[IN] ✓	[IA] ✓	[KS]	[KY] ✓	[LA]	[ME]	[MD] ✓	[MA] ✓	[MI] ✓	[MN] ✓	[MS]	[MO] ✓
[MT] ✓	[NE] ✓	[NV] ✓	[NH]	[NJ] ✓	[NM]	[NY] ✓	[NC] ✓	[ND] ✓	[OH] ✓	[OK] ✓	[OR] ✓	[PA] ✓
[RI] ✓	[SC]	[SD] ✓	[TN]	[TX] ✓	[UT] ✓	[VT]	[VA] ✓	[WA] ✓	[WV]	[WI] ✓	[WY] ✓	[PR]

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)
5002 W. Waters, Tampa, FL 33634

Name of Associated Broker or Dealer
GunnAllen Financial, Inc.

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) ☒ All States

[AL]	[AK]	[AZ]	[AR]	[CA]	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[PR]

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)
11140 Rockville Pike, 400, Rockville, MD 20852

Name of Associated Broker or Dealer
H. Beck, Inc.

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) ☒ All States

[AL]	[AK]	[AZ]	[AR]	[CA]	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[PR]

(Use blank sheet, or copy and use additional copies of this sheet, as necessary.)

B. INFORMATION ABOUT OFFERING

		Yes	No
1.	Has the issuer sold, or does the issuer intend to sell, to non-accredited investors in this offering?	☐	☒

Answer also in Appendix, Column 2, if filing under ULOE.

2. What is the minimum investment that will be accepted from any individual? $ 12,500.00

		Yes	No
3.	Does the offering permit joint ownership of a single unit?	☒	☐

4. Enter the information requested for each person who has been or will be paid or given, directly or indirectly, any commission or similar remuneration for solicitation of purchasers in connection with sales of securities in the offering. If a person to be listed is an associated person or agent of a broker or dealer registered with the SEC and/or with a state or states, list the name of the broker or dealer. If more than five (5) persons to be listed are associated persons of such a broker or dealer, you may set forth the information for that broker or dealer only.

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)
2112 Century Park Lane, #415, Los Angeles, CA 90067

Name of Associated Broker or Dealer
Hagen Securities, Inc.

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) ☐ All States

[AL]	[AK]	[AZ] ✓	[AR]	[CA] ✓	[CO]	[CT] ✓	[DE]	[DC]	[FL] ✓	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA] ✓	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV] ✓	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI] ✓	[SC]	[SD]	[TN]	[TX]	[UT] ✓	[VT]	[VA]	[WA] ✓	[WV]	[WI]	[WY]	[PR]

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)
3025 South Parker Road, Suite 801, Aurora, CO 80014

Name of Associated Broker or Dealer
Harrison Douglas, Inc.

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) ☐ All States

[AL]	[AK]	[AZ] ✓	[AR]	[CA] ✓	[CO] ✓	[CT]	[DE]	[DC]	[FL] ✓	[GA] ✓	[HI]	[ID]
[IL] ✓	[IN] ✓	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN] ✓	[MS]	[MO]
[MT]	[NE]	[NV] ✓	[NH]	[NJ]	[NM] ✓	[NY]	[NC] ✓	[ND]	[OH] ✓	[OK] ✓	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX] ✓	[UT] ✓	[VT]	[VA] ✓	[WA]	[WV]	[WI]	[WY]	[PR]

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)
2950 Northup Way, Suite 105, Bellevue, WA 98004

Name of Associated Broker or Dealer
Heritage Benefits Financial Services, Inc.

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) ☐ All States

[AL]	[AK]	[AZ]	[AR]	[CA]	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[WA] ✓	[WV]	[WI]	[WY]	[PR]

(Use blank sheet, or copy and use additional copies of this sheet, as necessary.)

B. INFORMATION ABOUT OFFERING

		Yes	No
1.	Has the issuer sold, or does the issuer intend to sell, to non-accredited investors in this offering?	[ ]	[x]
	Answer also in Appendix, Column 2, if filing under ULOE.		
2.	What is the minimum investment that will be accepted from any individual?	$ 12,500.00	
3.	Does the offering permit joint ownership of a single unit?	[x]	[ ]

4. Enter the information requested for each person who has been or will be paid or given, directly or indirectly, any commission or similar remuneration for solicitation of purchasers in connection with sales of securities in the offering. If a person to be listed is an associated person or agent of a broker or dealer registered with the SEC and/or with a state or states, list the name of the broker or dealer. If more than five (5) persons to be listed are associated persons of such a broker or dealer, you may set forth the information for that broker or dealer only.

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)
One East Uwchlan Avenue, Suite 400, Exton, PA 19341

Name of Associated Broker or Dealer
Heritage Financial Systems, Inc.

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) [ ] All States

[ ] AL	[ ] AK	[ ] AZ	[ ] AR	[ ] CA	[ ] CO	[ ] CT	[x] DE	[ ] DC	[x] FL	[ ] GA	[ ] HI	[ ] ID
[ ] IL	[ ] IN	[ ] IA	[ ] KS	[ ] KY	[ ] LA	[ ] ME	[x] MD	[ ] MA	[ ] MI	[ ] MN	[ ] MS	[ ] MO
[ ] MT	[ ] NE	[ ] NV	[ ] NH	[x] NJ	[ ] NM	[ ] NY	[ ] NC	[ ] ND	[ ] OH	[ ] OK	[ ] OR	[x] PA
[ ] RI	[ ] SC	[ ] SD	[ ] TN	[ ] TX	[ ] UT	[ ] VT	[ ] VA	[ ] WA	[ ] WV	[ ] WI	[ ] WY	[ ] PR

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)
7425 Mission Valley Road, Suite 203, San Diego, CA 92108

Name of Associated Broker or Dealer
Independent Financial Group, LLC

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) [ ] All States

[x] AL	[x] AK	[x] AZ	[x] AR	[x] CA	[x] CO	[x] CT	[ ] DE	[ ] DC	[x] FL	[x] GA	[x] HI	[x] ID
[x] IL	[x] IN	[x] IA	[ ] KS	[x] KY	[x] LA	[x] ME	[x] MD	[x] MA	[x] MI	[x] MN	[x] MS	[x] MO
[x] MT	[x] NE	[x] NV	[ ] NH	[x] NJ	[x] NM	[x] NY	[x] NC	[x] ND	[x] OH	[ ] OK	[x] OR	[x] PA
[x] RI	[x] SC	[x] SD	[x] TN	[x] TX	[x] UT	[ ] VT	[x] VA	[x] WA	[x] WV	[x] WI	[x] WY	[ ] PR

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)
9505 Hillwood Drive, Suite 160, Las Vegas, NV 89134

Name of Associated Broker or Dealer
Integrated Trading and Investments, Inc.

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) [ ] All States

[ ] AL	[ ] AK	[x] AZ	[ ] AR	[x] CA	[x] CO	[ ] CT	[ ] DE	[ ] DC	[x] FL	[ ] GA	[ ] HI	[ ] ID
[x] IL	[ ] IN	[ ] IA	[x] KS	[ ] KY	[ ] LA	[ ] ME	[ ] MD	[ ] MA	[ ] MI	[ ] MN	[ ] MS	[x] MO
[ ] MT	[ ] NE	[x] NV	[ ] NH	[x] NJ	[ ] NM	[ ] NY	[ ] NC	[ ] ND	[ ] OH	[ ] OK	[ ] OR	[ ] PA
[ ] RI	[ ] SC	[ ] SD	[ ] TN	[x] TX	[x] UT	[ ] VT	[ ] VA	[ ] WA	[ ] WV	[x] WI	[ ] WY	[ ] PR

(Use blank sheet, or copy and use additional copies of this sheet, as necessary.)

B. INFORMATION ABOUT OFFERING

		Yes	No
1.	Has the issuer sold, or does the issuer intend to sell, to non-accredited investors in this offering? Answer also in Appendix, Column 2, if filing under ULOE.	☐	☒
2.	What is the minimum investment that will be accepted from any individual?	$ 12,500.00	
3.	Does the offering permit joint ownership of a single unit?	☒	☐

4. Enter the information requested for each person who has been or will be paid or given, directly or indirectly, any commission or similar remuneration for solicitation of purchasers in connection with sales of securities in the offering. If a person to be listed is an associated person or agent of a broker or dealer registered with the SEC and/or with a state or states, list the name of the broker or dealer. If more than five (5) persons to be listed are associated persons of such a broker or dealer, you may set forth the information for that broker or dealer only.

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)
570 Carillon Parkway, St. Petersburg, FL 33716

Name of Associated Broker or Dealer
Intersecurities, Inc.

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) ☒ All States

[AL]	[AK]	[AZ]	[AR]	[CA]	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[PR]

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)
230 Broadway East 203, Lynnfield, MA 01940

Name of Associated Broker or Dealer
Investors Capital Corporation

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) ☒ All States

[AL]	[AK]	[AZ]	[AR]	[CA]	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[PR]

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)
110 Bank Street, Suffolk, VA 23434

Name of Associated Broker or Dealer
Investors Security Company, Inc.

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) ☒ All States

[AL]	[AK]	[AZ]	[AR]	[CA]	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[PR]

(Use blank sheet, or copy and use additional copies of this sheet, as necessary.)

B. INFORMATION ABOUT OFFERING

		Yes	No
1.	Has the issuer sold, or does the issuer intend to sell, to non-accredited investors in this offering? Answer also in Appendix, Column 2, if filing under ULOE.	☐	☒
2.	What is the minimum investment that will be accepted from any individual?	$ 12,500.00	
3.	Does the offering permit joint ownership of a single unit?	☒	☐

4. Enter the information requested for each person who has been or will be paid or given, directly or indirectly, any commission or similar remuneration for solicitation of purchasers in connection with sales of securities in the offering. If a person to be listed is an associated person or agent of a broker or dealer registered with the SEC and/or with a state or states, list the name of the broker or dealer. If more than five (5) persons to be listed are associated persons of such a broker or dealer, you may set forth the information for that broker or dealer only.

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)
112 East Iron Avenue, Salina, KS 67401

Name of Associated Broker or Dealer
Iron Street Securities, Inc.

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) ☐ All States

AL	AK	AZ [X]	AR	CA [X]	CO [X]	CT	DE	DC	FL [X]	GA [X]	HI	ID
IL [X]	IN	IA [X]	KS [X]	KY [X]	LA	ME	MD	MA	MI [X]	MN [X]	MS	MO [X]
MT	NE [X]	NV	NH	NJ	NM	NY [X]	NC	ND [X]	OH [X]	OK [X]	OR	PA
RI	SC	SD [X]	TN	TX [X]	UT	VT	VA	WA	WV	WI	WY [X]	PR

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)
3550 Buschwood Park Drive, Suite 135, Tampa, FL 33618

Name of Associated Broker or Dealer
J.W. Cole Financial, Inc.

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) ☐ All States

AL [X]	AK [X]	AZ [X]	AR [X]	CA [X]	CO [X]	CT [X]	DE [X]	DC [X]	FL [X]	GA [X]	HI [X]	ID [X]
IL [X]	IN [X]	IA [X]	KS	KY [X]	LA [X]	ME [X]	MD [X]	MA [X]	MI [X]	MN [X]	MS [X]	MO [X]
MT [X]	NE	NV [X]	NH [X]	NJ [X]	NM [X]	NY [X]	NC [X]	ND	OH [X]	OK [X]	OR [X]	PA [X]
RI [X]	SC [X]	SD [X]	TN [X]	TX [X]	UT [X]	VT [X]	VA [X]	WA [X]	WV [X]	WI [X]	WY	PR

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)
2090 Marina Ave, Petaluma, CA 94954

Name of Associated Broker or Dealer
Legacy Financial Services, Inc.

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) ☐ All States

AL	AK [X]	AZ [X]	AR [X]	CA [X]	CO [X]	CT [X]	DE [X]	DC [X]	FL [X]	GA [X]	HI [X]	ID [X]
IL [X]	IN [X]	IA [X]	KS [X]	KY [X]	LA [X]	ME [X]	MD [X]	MA [X]	MI [X]	MN [X]	MS [X]	MO [X]
MT [X]	NE [X]	NV [X]	NH [X]	NJ [X]	NM [X]	NY [X]	NC [X]	ND [X]	OH [X]	OK [X]	OR [X]	PA [X]
RI [X]	SC [X]	SD [X]	TN [X]	TX [X]	UT [X]	VT [X]	VA [X]	WA [X]	WV [X]	WI [X]	WY [X]	PR

(Use blank sheet, or copy and use additional copies of this sheet, as necessary.)

B. INFORMATION ABOUT OFFERING

		Yes	No
1.	Has the issuer sold, or does the issuer intend to sell, to non-accredited investors in this offering? Answer also in Appendix, Column 2, if filing under ULOE.	☐	☒
2.	What is the minimum investment that will be accepted from any individual?	$ 12,500.00	
3.	Does the offering permit joint ownership of a single unit?	☒	☐

4. Enter the information requested for each person who has been or will be paid or given, directly or indirectly, any commission or similar remuneration for solicitation of purchasers in connection with sales of securities in the offering. If a person to be listed is an associated person or agent of a broker or dealer registered with the SEC and/or with a state or states, list the name of the broker or dealer. If more than five (5) persons to be listed are associated persons of such a broker or dealer, you may set forth the information for that broker or dealer only.

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)
1450 West Long Lake Road, Suite 150, Troy MI 48098

Name of Associated Broker or Dealer
Leonard & Company

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) ☒ All States

[AL]	[AK]	[AZ]	[AR]	[CA]	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[PR]

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)
1300 South Clinton Street, Suite 150, Fort Wayne, IN 46802

Name of Associated Broker or Dealer
Lincoln Financial Advisors Corp.

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) ☒ All States

[AL]	[AK]	[AZ]	[AR]	[CA]	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[PR]

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)
One Beacon Street, 22nd Floor, Boston, MA 02108

Name of Associated Broker or Dealer
Linsco/Private Ledger Corp.

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) ☒ All States

[AL]	[AK]	[AZ]	[AR]	[CA]	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[PR]

(Use blank sheet, or copy and use additional copies of this sheet, as necessary.)

B. INFORMATION ABOUT OFFERING

		Yes	No
1.	Has the issuer sold, or does the issuer intend to sell, to non-accredited investors in this offering?	☐	☒

Answer also in Appendix, Column 2, if filing under ULOE.

2. What is the minimum investment that will be accepted from any individual? $ 12,500.00

		Yes	No
3.	Does the offering permit joint ownership of a single unit?	☒	☐

4. Enter the information requested for each person who has been or will be paid or given, directly or indirectly, any commission or similar remuneration for solicitation of purchasers in connection with sales of securities in the offering. If a person to be listed is an associated person or agent of a broker or dealer registered with the SEC and/or with a state or states, list the name of the broker or dealer. If more than five (5) persons to be listed are associated persons of such a broker or dealer, you may set forth the information for that broker or dealer only.

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)
1125 NW Couch Street, Suite 900, Portland, OR 97209

Name of Associated Broker or Dealer
M. Holdings Securities, Inc.

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) ☒ All States

[AL]	[AK]	[AZ]	[AR]	[CA]	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[PR]

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)
888 Seventh Ave., Suite 301, New York, NY 10106

Name of Associated Broker or Dealer
May Capital Group, L.L.C.

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) ☐ All States

[AL]	[AK]	[AZ]	[AR]	[CA]	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ] ✓	[NM]	[NY] ✓	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[PR]

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)
1869 West Littleton Blvd., Littleton, CO 80120

Name of Associated Broker or Dealer
MCL Financial Group, Inc.

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) ☒ All States

[AL]	[AK]	[AZ]	[AR]	[CA]	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[PR]

(Use blank sheet, or copy and use additional copies of this sheet, as necessary.)

B. INFORMATION ABOUT OFFERING

		Yes	No
1.	Has the issuer sold, or does the issuer intend to sell, to non-accredited investors in this offering?	☐	☒
	Answer also in Appendix, Column 2, if filing under ULOE.		
2.	What is the minimum investment that will be accepted from any individual?	$ 12,500.00	
		Yes	No
3.	Does the offering permit joint ownership of a single unit?	☒	☐

4. Enter the information requested for each person who has been or will be paid or given, directly or indirectly, any commission or similar remuneration for solicitation of purchasers in connection with sales of securities in the offering. If a person to be listed is an associated person or agent of a broker or dealer registered with the SEC and/or with a state or states, list the name of the broker or dealer. If more than five (5) persons to be listed are associated persons of such a broker or dealer, you may set forth the information for that broker or dealer only.

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)
811 Governor Ritchie Hwy., Suite 25, Severna Park, MD 21146

Name of Associated Broker or Dealer
Medallion Investment Services, Inc.

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) ☐ All States

☒ AL	☒ AK	☒ AZ	☒ AR	☒ CA	☒ CO	☒ CT	☒ DE	☒ DC	☒ FL	☒ GA	☒ HI	☒ ID
☒ IL	☒ IN	☒ IA	☐ KS	☒ KY	☒ LA	☒ ME	☒ MD	☒ MA	☒ MI	☒ MN	☒ MS	☒ MO
☒ MT	☐ NE	☒ NV	☒ NH	☒ NJ	☒ NM	☒ NY	☒ NC	☐ ND	☒ OH	☒ OK	☒ OR	☒ PA
☒ RI	☒ SC	☒ SD	☒ TN	☒ TX	☒ UT	☒ VT	☒ VA	☒ WA	☒ WV	☒ WI	☐ WY	☐ PR

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)
1290 Avenue of Americas, New York, NY 10104

Name of Associated Broker or Dealer
MONY Securities Corporation

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) ☒ All States

AL	AK	AZ	AR	CA	CO	CT	DE	DC	FL	GA	HI	ID
IL	IN	IA	KS	KY	LA	ME	MD	MA	MI	MN	MS	MO
MT	NE	NV	NH	NJ	NM	NY	NC	ND	OH	OK	OR	PA
RI	SC	SD	TN	TX	UT	VT	VA	WA	WV	WI	WY	PR

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)
401 Wilshire Blvd., Suite 1100, Santa Monica, CA 90401

Name of Associated Broker or Dealer
National Planning Corporation

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) ☒ All States

AL	AK	AZ	AR	CA	CO	CT	DE	DC	FL	GA	HI	ID
IL	IN	IA	KS	KY	LA	ME	MD	MA	MI	MN	MS	MO
MT	NE	NV	NH	NJ	NM	NY	NC	ND	OH	OK	OR	PA
RI	SC	SD	TN	TX	UT	VT	VA	WA	WV	WI	WY	PR

(Use blank sheet, or copy and use additional copies of this sheet, as necessary.)

B. INFORMATION ABOUT OFFERING

		Yes	No
1.	Has the issuer sold, or does the issuer intend to sell, to non-accredited investors in this offering? Answer also in Appendix, Column 2, if filing under ULOE.	☐	☒
2.	What is the minimum investment that will be accepted from any individual?	$ 12,500.00	
3.	Does the offering permit joint ownership of a single unit?	☒	☐

4. Enter the information requested for each person who has been or will be paid or given, directly or indirectly, any commission or similar remuneration for solicitation of purchasers in connection with sales of securities in the offering. If a person to be listed is an associated person or agent of a broker or dealer registered with the SEC and/or with a state or states, list the name of the broker or dealer. If more than five (5) persons to be listed are associated persons of such a broker or dealer, you may set forth the information for that broker or dealer only.

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)
4000 River Ridge Drive, NE, Cedar Rapids, IA 52402

Name of Associated Broker or Dealer
Nations Financial Group, Inc.

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) ☒ All States

[AL]	[AK]	[AZ]	[AR]	[CA]	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[PR]

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)
1331 17th Street, Suite 400, Denver, CO 80202

Name of Associated Broker or Dealer
Neidiger, Tucker, Bruner, Inc.

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) ☒ All States

[AL]	[AK]	[AZ]	[AR]	[CA]	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[PR]

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)
1451 Cypress Creek Road, Suite 204, Ft. Lauderdale, FL 33309

Name of Associated Broker or Dealer
Newbridge Securities Corp.

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) ☒ All States

[AL]	[AK]	[AZ]	[AR]	[CA]	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[PR]

(Use blank sheet, or copy and use additional copies of this sheet, as necessary.)

B. INFORMATION ABOUT OFFERING

		Yes	No
1.	Has the issuer sold, or does the issuer intend to sell, to non-accredited investors in this offering?	☐	☒

Answer also in Appendix, Column 2, if filing under ULOE.

2. What is the minimum investment that will be accepted from any individual? $ 12,500.00

		Yes	No
3.	Does the offering permit joint ownership of a single unit?	☒	☐

4. Enter the information requested for each person who has been or will be paid or given, directly or indirectly, any commission or similar remuneration for solicitation of purchasers in connection with sales of securities in the offering. If a person to be listed is an associated person or agent of a broker or dealer registered with the SEC and/or with a state or states, list the name of the broker or dealer. If more than five (5) persons to be listed are associated persons of such a broker or dealer, you may set forth the information for that broker or dealer only.

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)
2500 Wilcrest Drive, Suite 620, Houston, TX 77042

Name of Associated Broker or Dealer
Next Financial Group, Inc.

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) ☒ All States

[AL]	[AK]	[AZ]	[AR]	[CA]	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[PR]

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)
One Financial Way, Cincinnati, OH 45242

Name of Associated Broker or Dealer
O.N. Equity Sales Company (The)

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) ☒ All States

[AL]	[AK]	[AZ]	[AR]	[CA]	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[PR]

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)
One American Square, Indianapolis, IN 46282

Name of Associated Broker or Dealer
OneAmerica Securities, Inc.

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) ☒ All States

[AL]	[AK]	[AZ]	[AR]	[CA]	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[PR]

(Use blank sheet, or copy and use additional copies of this sheet, as necessary.)

B. INFORMATION ABOUT OFFERING

		Yes	No
1.	Has the issuer sold, or does the issuer intend to sell, to non-accredited investors in this offering?	☐	☒

Answer also in Appendix, Column 2, if filing under ULOE.

2. What is the minimum investment that will be accepted from any individual? $ 12,500.00

		Yes	No
3.	Does the offering permit joint ownership of a single unit?	☒	☐

4. Enter the information requested for each person who has been or will be paid or given, directly or indirectly, any commission or similar remuneration for solicitation of purchasers in connection with sales of securities in the offering. If a person to be listed is an associated person or agent of a broker or dealer registered with the SEC and/or with a state or states, list the name of the broker or dealer. If more than five (5) persons to be listed are associated persons of such a broker or dealer, you may set forth the information for that broker or dealer only.

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)
555 S. Renton Village Pl., Suite 700, Renton, WA 98055

Name of Associated Broker or Dealer
Pacific West Securities, Inc.

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) ☒ All States

[AL]	[AK]	[AZ]	[AR]	[CA]	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[PR]

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)
601 Poydras Street, Suite 2600, New Orleans, LA 70130

Name of Associated Broker or Dealer
Pan-American Financial Advisers

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) ☒ All States

[AL]	[AK]	[AZ]	[AR]	[CA]	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[PR]

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)
203 Chapala Street, Suite A, Santa Barbara, CA 93101

Name of Associated Broker or Dealer
Partnervest Securities, Inc.

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) ☐ All States

[AL]	☒ [AK]	☒ [AZ]	☒ [AR]	☒ [CA]	☒ [CO]	☒ [CT]	[DE]	☒ [DC]	☒ [FL]	☒ [GA]	☒ [HI]	☒ [ID]
☒ [IL]	☒ [IN]	[IA]	☒ [KS]	☒ [KY]	☒ [LA]	☒ [ME]	☒ [MD]	☒ [MA]	☒ [MI]	☒ [MN]	[MS]	☒ [MO]
☒ [MT]	☒ [NE]	☒ [NV]	☒ [NH]	☒ [NJ]	☒ [NM]	☒ [NY]	☒ [NC]	☒ [ND]	☒ [OH]	☒ [OK]	☒ [OR]	☒ [PA]
☒ [RI]	☒ [SC]	☒ [SD]	☒ [TN]	☒ [TX]	☒ [UT]	☒ [VT]	☒ [VA]	☒ [WA]	[WV]	☒ [WI]	☒ [WY]	[PR]

(Use blank sheet, or copy and use additional copies of this sheet, as necessary.)

B. INFORMATION ABOUT OFFERING

		Yes	No
1.	Has the issuer sold, or does the issuer intend to sell, to non-accredited investors in this offering?	[ ]	[x]

Answer also in Appendix, Column 2, if filing under ULOE.

2. What is the minimum investment that will be accepted from any individual? .... $ 12,500.00

		Yes	No
3.	Does the offering permit joint ownership of a single unit?	[x]	[ ]

4. Enter the information requested for each person who has been or will be paid or given, directly or indirectly, any commission or similar remuneration for solicitation of purchasers in connection with sales of securities in the offering. If a person to be listed is an associated person or agent of a broker or dealer registered with the SEC and/or with a state or states, list the name of the broker or dealer. If more than five (5) persons to be listed are associated persons of such a broker or dealer, you may set forth the information for that broker or dealer only.

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)
1100 E. Atlantic Ave., 2nd Floor, Delray Beach, FL 33483

Name of Associated Broker or Dealer
Pointe Capital LLC

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) .... [ ] All States

[AL]	[x] [AK]	[x] [AZ]	[AR]	[x] [CA]	[x] [CO]	[x] [CT]	[DE]	[x] [DC]	[x] [FL]	[x] [GA]	[x] [HI]	[x] [ID]
[x] [IL]	[IN]	[x] [IA]	[KS]	[KY]	[x] [LA]	[ME]	[x] [MD]	[MA]	[x] [MI]	[x] [MN]	[x] [MS]	[MO]
[x] [MT]	[NE]	[x] [NV]	[NH]	[x] [NJ]	[NM]	[x] [NY]	[x] [NC]	[ND]	[OH]	[OK]	[x] [OR]	[x] [PA]
[x] [RI]	[SC]	[SD]	[x] [TN]	[x] [TX]	[UT]	[VT]	[x] [VA]	[x] [WA]	[WV]	[x] [WI]	[WY]	[PR]

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)
4650 SW Macadam, Suite 100, Portland, OR 97239

Name of Associated Broker or Dealer
Private Consulting Group, Inc.

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) .... [x] All States

[AL]	[AK]	[AZ]	[AR]	[CA]	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[PR]

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)
2801 Highway 280 South, Birmingham, AL 35223

Name of Associated Broker or Dealer
Proequities, Inc.

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) .... [x] All States

[AL]	[AK]	[AZ]	[AR]	[CA]	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[PR]

(Use blank sheet, or copy and use additional copies of this sheet, as necessary.)

B. INFORMATION ABOUT OFFERING

		Yes	No
1.	Has the issuer sold, or does the issuer intend to sell, to non-accredited investors in this offering?	☐	☒

Answer also in Appendix, Column 2, if filing under ULOE.

2. What is the minimum investment that will be accepted from any individual? $ 12,500.00

		Yes	No
3.	Does the offering permit joint ownership of a single unit?	☒	☐

4. Enter the information requested for each person who has been or will be paid or given, directly or indirectly, any commission or similar remuneration for solicitation of purchasers in connection with sales of securities in the offering. If a person to be listed is an associated person or agent of a broker or dealer registered with the SEC and/or with a state or states, list the name of the broker or dealer. If more than five (5) persons to be listed are associated persons of such a broker or dealer, you may set forth the information for that broker or dealer only.

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)
6700 Woodward Ave, Suite 200, Bloomfield Hills, MI 48304

Name of Associated Broker or Dealer
Professional Asset Management, Inc.

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) ☐ All States

AL	AK	☒ AZ	AR	☒ CA	CO	CT	DE	DC	☒ FL	GA	HI	ID
IL	☒ IN	IA	KS	KY	LA	ME	MD	MA	☒ MI	MN	MS	MO
MT	NE	NV	NH	NJ	☒ NM	NY	NC	ND	☒ OH	OK	OR	PA
RI	SC	SD	☒ TN	TX	UT	VT	VA	☒ WA	WV	☒ WI	WY	PR

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)
18 Corporate Woods Blvd., Albany, NY 12211

Name of Associated Broker or Dealer
Purshe Kaplan Sterling Investments

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) ☒ All States

AL	AK	AZ	AR	CA	CO	CT	DE	DC	FL	GA	HI	ID
IL	IN	IA	KS	KY	LA	ME	MD	MA	MI	MN	MS	MO
MT	NE	NV	NH	NJ	NM	NY	NC	ND	OH	OK	OR	PA
RI	SC	SD	TN	TX	UT	VT	VA	WA	WV	WI	WY	PR

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)
One Valmont Plaza, 4th Floor, Omaha, NE 68154

Name of Associated Broker or Dealer
QA3 Financial Corporation

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) ☒ All States

AL	AK	AZ	AR	CA	CO	CT	DE	DC	FL	GA	HI	ID
IL	IN	IA	KS	KY	LA	ME	MD	MA	MI	MN	MS	MO
MT	NE	NV	NH	NJ	NM	NY	NC	ND	OH	OK	OR	PA
RI	SC	SD	TN	TX	UT	VT	VA	WA	WV	WI	WY	PR

(Use blank sheet, or copy and use additional copies of this sheet, as necessary.)

B. INFORMATION ABOUT OFFERING

		Yes	No
1.	Has the issuer sold, or does the issuer intend to sell, to non-accredited investors in this offering?	☐	☒
	Answer also in Appendix, Column 2, if filing under ULOE.		
2.	What is the minimum investment that will be accepted from any individual?	$ 12,500.00	
		Yes	No
3.	Does the offering permit joint ownership of a single unit?	☒	☐

4. Enter the information requested for each person who has been or will be paid or given, directly or indirectly, any commission or similar remuneration for solicitation of purchasers in connection with sales of securities in the offering. If a person to be listed is an associated person or agent of a broker or dealer registered with the SEC and/or with a state or states, list the name of the broker or dealer. If more than five (5) persons to be listed are associated persons of such a broker or dealer, you may set forth the information for that broker or dealer only.

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)
8080 Madison Avenue, Suite 102A, Fair Oaks, CA 95628

Name of Associated Broker or Dealer
Quest Securities, Inc.

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) ☐ All States

AL	AK	[x] AZ	AR	[x] CA	CO	CT	DE	DC	FL	[x] GA	HI	ID
IL	IN	IA	KS	KY	LA	ME	MD	MA	MI	MN	MS	MO
MT	NE	[x] NV	NH	NJ	NM	[x] NY	NC	ND	OH	[x] OK	[x] OR	PA
RI	SC	SD	TN	TX	UT	VT	VA	[x] WA	WV	WI	WY	PR

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)
655 Fairfield Court, Suite 200, Ann Arbor, MI 48108

Name of Associated Broker or Dealer
Questar Capital Corporation

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) ☒ All States

AL	AK	AZ	AR	CA	CO	CT	DE	DC	FL	GA	HI	ID
IL	IN	IA	KS	KY	LA	ME	MD	MA	MI	MN	MS	MO
MT	NE	NV	NH	NJ	NM	NY	NC	ND	OH	OK	OR	PA
RI	SC	SD	TN	TX	UT	VT	VA	WA	WV	WI	WY	PR

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)
1350 Church St. Ext., Third Floor, Marietta, GA 30060

Name of Associated Broker or Dealer
Resource Horizons Group, LLC

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) ☐ All States

[x] AL	AK	[x] AZ	[x] AR	[x] CA	[x] CO	[x] CT	[x] DE	DC	[x] FL	[x] GA	HI	[x] ID
[x] IL	[x] IN	IA	[x] KS	[x] KY	[x] LA	[x] ME	[x] MD	[x] MA	[x] MI	[x] MN	[x] MS	[x] MO
MT	NE	[x] NV	NH	[x] NJ	[x] NM	[x] NY	[x] NC	ND	[x] OH	[x] OK	[x] OR	[x] PA
[x] RI	[x] SC	SD	[x] TN	[x] TX	[x] UT	[x] VT	[x] VA	[x] WA	[x] WV	[x] WI	[x] WY	PR

(Use blank sheet, or copy and use additional copies of this sheet, as necessary.)

B. INFORMATION ABOUT OFFERING

		Yes	No
1.	Has the issuer sold, or does the issuer intend to sell, to non-accredited investors in this offering?	☐	☒

Answer also in Appendix, Column 2, if filing under ULOE.

2. What is the minimum investment that will be accepted from any individual? $ 12,500.00

		Yes	No
3.	Does the offering permit joint ownership of a single unit?	☒	☐

4. Enter the information requested for each person who has been or will be paid or given, directly or indirectly, any commission or similar remuneration for solicitation of purchasers in connection with sales of securities in the offering. If a person to be listed is an associated person or agent of a broker or dealer registered with the SEC and/or with a state or states, list the name of the broker or dealer. If more than five (5) persons to be listed are associated persons of such a broker or dealer, you may set forth the information for that broker or dealer only.

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)
733 Third Avenue, New York, NY 10017

Name of Associated Broker or Dealer
Royal Alliance Associates

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) ☒ All States

[AL]	[AK]	[AZ]	[AR]	[CA]	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[PR]

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)
1621 Jefferson Road, Rochester, NY 14623

Name of Associated Broker or Dealer
Sage, Rutty & Co., Inc.

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) ☐ All States

[AL]	[AK]	☒ [AZ]	☒ [AR]	☒ [CA]	☒ [CO]	☒ [CT]	☒ [DE]	☒ [DC]	☒ [FL]	☒ [GA]	[HI]	[ID]
☒ [IL]	☒ [IN]	[IA]	☒ [KS]	☒ [KY]	☒ [LA]	☒ [ME]	☒ [MD]	☒ [MA]	☒ [MI]	☒ [MN]	☒ [MS]	[MO]
☒ [MT]	[NE]	☒ [NV]	☒ [NH]	☒ [NJ]	☒ [NM]	☒ [NY]	☒ [NC]	[ND]	☒ [OH]	[OK]	☒ [OR]	☒ [PA]
☒ [RI]	☒ [SC]	[SD]	[TN]	☒ [TX]	[UT]	☒ [VT]	☒ [VA]	☒ [WA]	☒ [WV]	☒ [WI]	☒ [WY]	[PR]

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)
4261 Park Road, Ann Arbor, MI 48103

Name of Associated Broker or Dealer
Sammons Securities Company LLC

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) ☒ All States

[AL]	[AK]	[AZ]	[AR]	[CA]	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[PR]

(Use blank sheet, or copy and use additional copies of this sheet, as necessary.)

B. INFORMATION ABOUT OFFERING

		Yes	No
1.	Has the issuer sold, or does the issuer intend to sell, to non-accredited investors in this offering?	☐	☒

Answer also in Appendix, Column 2, if filing under ULOE.

2. What is the minimum investment that will be accepted from any individual? $ 12,500.00

		Yes	No
3.	Does the offering permit joint ownership of a single unit?	☒	☐

4. Enter the information requested for each person who has been or will be paid or given, directly or indirectly, any commission or similar remuneration for solicitation of purchasers in connection with sales of securities in the offering. If a person to be listed is an associated person or agent of a broker or dealer registered with the SEC and/or with a state or states, list the name of the broker or dealer. If more than five (5) persons to be listed are associated persons of such a broker or dealer, you may set forth the information for that broker or dealer only.

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)
7100 West Center Road, Suite 500, Omaha, NE 68106

Name of Associated Broker or Dealer
Securities America, Inc.

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) ☒ All States

[AL]	[AK]	[AZ]	[AR]	[CA]	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[PR]

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)
10207 Technology Drive, Suite One, Knoxville, TN 37932

Name of Associated Broker or Dealer
Securities Service Network, Inc.

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) ☒ All States

[AL]	[AK]	[AZ]	[AR]	[CA]	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[PR]

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)
2800 N. Central Ave., Suite 2100, Phoenix, AZ 85004-1072

Name of Associated Broker or Dealer
Sentra Securities Corporation

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) ☒ All States

[AL]	[AK]	[AZ]	[AR]	[CA]	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[PR]

(Use blank sheet, or copy and use additional copies of this sheet, as necessary.)

B. INFORMATION ABOUT OFFERING

		Yes	No
1.	Has the issuer sold, or does the issuer intend to sell, to non-accredited investors in this offering?	☐	☒
	Answer also in Appendix, Column 2, if filing under ULOE.		
2.	What is the minimum investment that will be accepted from any individual?	$ 12,500.00	
		Yes	No
3.	Does the offering permit joint ownership of a single unit?	☒	☐

4. Enter the information requested for each person who has been or will be paid or given, directly or indirectly, any commission or similar remuneration for solicitation of purchasers in connection with sales of securities in the offering. If a person to be listed is an associated person or agent of a broker or dealer registered with the SEC and/or with a state or states, list the name of the broker or dealer. If more than five (5) persons to be listed are associated persons of such a broker or dealer, you may set forth the information for that broker or dealer only.

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)
4261 Park Road, Ann Arbor, MI 48103

Name of Associated Broker or Dealer
Sigma Financial Corp.

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) ☒ All States

[AL]	[AK]	[AZ]	[AR]	[CA]	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[PR]

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)
3232 South Vance Street, Suite 210, Lakewood, CO 80227

Name of Associated Broker or Dealer
Stephen A. Kohn & Associates, Ltd.

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) ☐ All States

[AL]	[AK]	[AZ] ✓	[AR]	[CA] ✓	[CO] ✓	[CT] ✓	[DE]	[DC]	[FL] ✓	[GA]	[HI]	[ID] ✓
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA] ✓	[MI] ✓	[MN] ✓	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY] ✓	[NC]	[ND]	[OH] ✓	[OK]	[OR] ✓	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[WA] ✓	[WV]	[WI]	[WY]	[PR]

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)
3245 Elk Cover Street, Las Vegas, NV 89135

Name of Associated Broker or Dealer
Steven L. Falk & Associates, Inc.

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) ☐ All States

[AL]	[AK] ✓	[AZ]	[AR]	[CA] ✓	[CO] ✓	[CT] ✓	[DE]	[DC] ✓	[FL] ✓	[GA] ✓	[HI]	[ID]
[IL] ✓	[IN]	[IA] ✓	[KS]	[KY]	[LA]	[ME] ✓	[MD] ✓	[MA] ✓	[MI] ✓	[MN]	[MS]	[MO]
[MT]	[NE]	[NV] ✓	[NH]	[NJ] ✓	[NM]	[NY] ✓	[NC]	[ND]	[OH] ✓	[OK]	[OR]	[PA] ✓
[RI] ✓	[SC] ✓	[SD]	[TN] ✓	[TX]	[UT] ✓	[VT]	[VA] ✓	[WA] ✓	[WV]	[WI] ✓	[WY]	[PR]

(Use blank sheet, or copy and use additional copies of this sheet, as necessary.)

B. INFORMATION ABOUT OFFERING

		Yes	No
1.	Has the issuer sold, or does the issuer intend to sell, to non-accredited investors in this offering?	☐	☒

Answer also in Appendix, Column 2, if filing under ULOE.

2. What is the minimum investment that will be accepted from any individual? $ 12,500.00

		Yes	No
3.	Does the offering permit joint ownership of a single unit?	☒	☐

4. Enter the information requested for each person who has been or will be paid or given, directly or indirectly, any commission or similar remuneration for solicitation of purchasers in connection with sales of securities in the offering. If a person to be listed is an associated person or agent of a broker or dealer registered with the SEC and/or with a state or states, list the name of the broker or dealer. If more than five (5) persons to be listed are associated persons of such a broker or dealer, you may set forth the information for that broker or dealer only.

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)
980 Federal Highway, Suite 301, Boca Raton, FL 33432

Name of Associated Broker or Dealer
Summit Brokerage Services, Inc.

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) ☒ All States

[AL]	[AK]	[AZ]	[AR]	[CA]	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[PR]

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)
2800 N. Central Ave., Suite 2100, Phoenix, AZ 85004-1072

Name of Associated Broker or Dealer
SunAmerica Securities, Inc.

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) ☒ All States

[AL]	[AK]	[AZ]	[AR]	[CA]	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[PR]

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)
3520 Broadway, Kansas City, MO 64111

Name of Associated Broker or Dealer
Sunset Financial Services, Inc.

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) ☒ All States

[AL]	[AK]	[AZ]	[AR]	[CA]	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[PR]

(Use blank sheet, or copy and use additional copies of this sheet, as necessary.)

B. INFORMATION ABOUT OFFERING

		Yes	No
1.	Has the issuer sold, or does the issuer intend to sell, to non-accredited investors in this offering?	[ ]	[X]

Answer also in Appendix, Column 2, if filing under ULOE.

2. What is the minimum investment that will be accepted from any individual? $ 12,500.00

		Yes	No
3.	Does the offering permit joint ownership of a single unit?	[X]	[ ]

4. Enter the information requested for each person who has been or will be paid or given, directly or indirectly, any commission or similar remuneration for solicitation of purchasers in connection with sales of securities in the offering. If a person to be listed is an associated person or agent of a broker or dealer registered with the SEC and/or with a state or states, list the name of the broker or dealer. If more than five (5) persons to be listed are associated persons of such a broker or dealer, you may set forth the information for that broker or dealer only.

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)
3384 Peachtree Road, Suite 900, Atlanta, GA 30326

Name of Associated Broker or Dealer
The Strategic Financial Alliance, Inc.

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) [X] All States

[AL]	[AK]	[AZ]	[AR]	[CA]	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[PR]

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)
111 Douglas Avenue, Altamonte Springs, FL 32714

Name of Associated Broker or Dealer
Transam Securities, Inc.

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) [ ] All States

[X] [AL]	[AK]	[AZ]	[AR]	[X] [CA]	[X] [CO]	[X] [CT]	[DE]	[DC]	[X] [FL]	[X] [GA]	[HI]	[ID]
[IL]	[X] [IN]	[IA]	[X] [KS]	[KY]	[X] [LA]	[ME]	[X] [MD]	[X] [MA]	[X] [MI]	[MN]	[MS]	[MO]
[X] [MT]	[NE]	[NV]	[NH]	[X] [NJ]	[NM]	[X] [NY]	[X] [NC]	[ND]	[X] [OH]	[OK]	[OR]	[PA]
[RI]	[X] [SC]	[SD]	[X] [TN]	[X] [TX]	[X] [UT]	[VT]	[X] [VA]	[WA]	[WV]	[WI]	[WY]	[PR]

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)
1150 So. Olive Street, Suite T-25-01, Los Angeles, CA 90015

Name of Associated Broker or Dealer
Transamerica Financial Advisors, Inc.

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) [X] All States

[AL]	[AK]	[AZ]	[AR]	[CA]	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[PR]

(Use blank sheet, or copy and use additional copies of this sheet, as necessary.)

B. INFORMATION ABOUT OFFERING

		Yes	No
1.	Has the issuer sold, or does the issuer intend to sell, to non-accredited investors in this offering?	☐	☒

Answer also in Appendix, Column 2, if filing under ULOE.

2. What is the minimum investment that will be accepted from any individual? $ 12,500.00

		Yes	No
3.	Does the offering permit joint ownership of a single unit?	☒	☐

4. Enter the information requested for each person who has been or will be paid or given, directly or indirectly, any commission or similar remuneration for solicitation of purchasers in connection with sales of securities in the offering. If a person to be listed is an associated person or agent of a broker or dealer registered with the SEC and/or with a state or states, list the name of the broker or dealer. If more than five (5) persons to be listed are associated persons of such a broker or dealer, you may set forth the information for that broker or dealer only.

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)
3500 Parkway Lane, Suite 220, Norcross, GA 30092

Name of Associated Broker or Dealer
Triad Advisors, Inc.

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) ☒ All States

AL	AK	AZ	AR	CA	CO	CT	DE	DC	FL	GA	HI	ID
IL	IN	IA	KS	KY	LA	ME	MD	MA	MI	MN	MS	MO
MT	NE	NV	NH	NJ	NM	NY	NC	ND	OH	OK	OR	PA
RI	SC	SD	TN	TX	UT	VT	VA	WA	WV	WI	WY	PR

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)
707 E. United Heritage Court, Meridian, ID 83642

Name of Associated Broker or Dealer
United Heritage Financial Services, Inc.

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) ☐ All States

AL	[x] AK	[x] AZ	[x] AR	[x] CA	[x] CO	CT	DE	DC	[x] FL	GA	[x] HI	[x] ID
[x] IL	IN	[x] IA	[x] KS	KY	[x] LA	ME	MD	MA	[x] MI	[x] MN	MS	[x] MO
[x] MT	[x] NE	[x] NV	NH	[x] NJ	[x] NM	[x] NY	NC	[x] ND	OH	[x] OK	[x] OR	PA
RI	SC	[x] SD	TN	[x] TX	[x] UT	VT	VA	[x] WA	WV	[x] WI	[x] WY	PR

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)
5701 Golden Hills Drive, Minneapolis, MN 55416

Name of Associated Broker or Dealer
USAllianz Securities, Inc.

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) ☒ All States

AL	AK	AZ	AR	CA	CO	CT	DE	DC	FL	GA	HI	ID
IL	IN	IA	KS	KY	LA	ME	MD	MA	MI	MN	MS	MO
MT	NE	NV	NH	NJ	NM	NY	NC	ND	OH	OK	OR	PA
RI	SC	SD	TN	TX	UT	VT	VA	WA	WV	WI	WY	PR

(Use blank sheet, or copy and use additional copies of this sheet, as necessary.)

B. INFORMATION ABOUT OFFERING

		Yes	No
1.	Has the issuer sold, or does the issuer intend to sell, to non-accredited investors in this offering? Answer also in Appendix, Column 2, if filing under ULOE.	☐	☒
2.	What is the minimum investment that will be accepted from any individual?	$ 12,500.00	
3.	Does the offering permit joint ownership of a single unit?	☒	☐

4. Enter the information requested for each person who has been or will be paid or given, directly or indirectly, any commission or similar remuneration for solicitation of purchasers in connection with sales of securities in the offering. If a person to be listed is an associated person or agent of a broker or dealer registered with the SEC and/or with a state or states, list the name of the broker or dealer. If more than five (5) persons to be listed are associated persons of such a broker or dealer, you may set forth the information for that broker or dealer only.

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)
6020 E. Fulton, Ada, MI 49301

Name of Associated Broker or Dealer
USA Financial Securities Corporation

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) ☐ All States

☒ AL	☒ AK	☒ AZ	☒ AR	☒ CA	☒ CO	☒ CT	☒ DE	☒ DC	☒ FL	☒ GA	☒ HI	☒ ID
☒ IL	☒ IN	☒ IA	☒ KS	☒ KY	☒ LA	ME	☒ MD	☒ MA	☒ MI	☒ MN	☒ MS	☒ MO
☒ MT	☒ NE	☒ NV	☒ NH	☒ NJ	☒ NM	☒ NY	☒ NC	☒ ND	☒ OH	☒ OK	☒ OR	☒ PA
☒ RI	☒ SC	☒ SD	☒ TN	☒ TX	☒ UT	☒ VT	☒ VA	☒ WA	☒ WV	☒ WI	☒ WY	PR

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)
8620 W. 110th Street, Suite 200, Overland Park, KS 66210

Name of Associated Broker or Dealer
VSR Financial Services, Inc.

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) ☒ All States

AL	AK	AZ	AR	CA	CO	CT	DE	DC	FL	GA	HI	ID
IL	IN	IA	KS	KY	LA	ME	MD	MA	MI	MN	MS	MO
MT	NE	NV	NH	NJ	NM	NY	NC	ND	OH	OK	OR	PA
RI	SC	SD	TN	TX	UT	VT	VA	WA	WV	WI	WY	PR

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)
255 Woodcliff Drive, Fairport, NY 14450

Name of Associated Broker or Dealer
Wall Street Financial Group

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) ☒ All States

AL	AK	AZ	AR	CA	CO	CT	DE	DC	FL	GA	HI	ID
IL	IN	IA	KS	KY	LA	ME	MD	MA	MI	MN	MS	MO
MT	NE	NV	NH	NJ	NM	NY	NC	ND	OH	OK	OR	PA
RI	SC	SD	TN	TX	UT	VT	VA	WA	WV	WI	WY	PR

(Use blank sheet, or copy and use additional copies of this sheet, as necessary.)

B. INFORMATION ABOUT OFFERING

		Yes	No
1.	Has the issuer sold, or does the issuer intend to sell, to non-accredited investors in this offering?	☐	☒
	Answer also in Appendix, Column 2, if filing under ULOE.		
2.	What is the minimum investment that will be accepted from any individual?	$ 12,500.00	
3.	Does the offering permit joint ownership of a single unit?	☒	☐

4. Enter the information requested for each person who has been or will be paid or given, directly or indirectly, any commission or similar remuneration for solicitation of purchasers in connection with sales of securities in the offering. If a person to be listed is an associated person or agent of a broker or dealer registered with the SEC and/or with a state or states, list the name of the broker or dealer. If more than five (5) persons to be listed are associated persons of such a broker or dealer, you may set forth the information for that broker or dealer only.

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)
13045 Tesson Ferry Road, St. Louis, MO 63128

Name of Associated Broker or Dealer
Walnut Street Securities, Inc.

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) ☒ All States

AL	AK	AZ	AR	CA	CO	CT	DE	DC	FL	GA	HI	ID
IL	IN	IA	KS	KY	LA	ME	MD	MA	MI	MN	MS	MO
MT	NE	NV	NH	NJ	NM	NY	NC	ND	OH	OK	OR	PA
RI	SC	SD	TN	TX	UT	VT	VA	WA	WV	WI	WY	PR

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)
236 South Main Street, Salt Lake City, UT 84101

Name of Associated Broker or Dealer
Wilson-Davis & Co., Inc.

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) ☐ All States

AL	[X] AK	[X] AZ	AR	[X] CA	[X] CO	CT	DE	DC	[X] FL	[X] GA	HI	[X] ID
[X] IL	[X] IN	[X] IA	[X] KS	[X] KY	[X] LA	ME	[X] MD	MA	[X] MI	[X] MN	MS	[X] MO
[X] MT	NE	[X] NV	NH	[X] NJ	[X] NM	[X] NY	NC	ND	[X] OH	[X] OK	[X] OR	[X] PA
RI	[X] SC	[X] SD	TN	[X] TX	[X] UT	VT	VA	[X] WA	WV	[X] WI	[X] WY	PR

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)
393 Vanadium Road, Pittsburgh, PA 15243

Name of Associated Broker or Dealer
Bryan Funding, Inc.

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) ☐ All States

AL	AK	AZ	AR	[X] CA	CO	CT	DE	DC	[X] FL	GA	HI	ID
IL	IN	IA	KS	KY	LA	ME	MD	MA	MI	[X] MN	MS	MO
MT	NE	[X] NV	[X] NH	[X] NJ	NM	NY	[X] NC	ND	[X] OH	OK	OR	[X] PA
RI	SC	SD	TN	TX	UT	VT	VA	WA	WV	WI	WY	PR

(Use blank sheet, or copy and use additional copies of this sheet, as necessary.)

B. INFORMATION ABOUT OFFERING

		Yes	No
1.	Has the issuer sold, or does the issuer intend to sell, to non-accredited investors in this offering?	☐	☒

Answer also in Appendix, Column 2, if filing under ULOE.

2. What is the minimum investment that will be accepted from any individual? $ 12,500.00

		Yes	No
3.	Does the offering permit joint ownership of a single unit?	☒	☐

4. Enter the information requested for each person who has been or will be paid or given, directly or indirectly, any commission or similar remuneration for solicitation of purchasers in connection with sales of securities in the offering. If a person to be listed is an associated person or agent of a broker or dealer registered with the SEC and/or with a state or states, list the name of the broker or dealer. If more than five (5) persons to be listed are associated persons of such a broker or dealer, you may set forth the information for that broker or dealer only.

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)
1535 42nd Street, SW, Suite 300B, Fargo, ND 58103

Name of Associated Broker or Dealer
Bison Capitol, Inc.

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) ☐ All States

AL	AK	AZ	AR	CA ✓	CO	CT	DE	DC	FL	GA	HI	ID
IL	IN	IA	KS	KY	LA	ME	MD	MA	MI	MN ✓	MS	MO
MT	NE	NV ✓	NH	NJ	NM	NY	NC	ND ✓	OH	OK	OR	PA
RI	SC	SD ✓	TN	TX	UT	VT	VA	WA ✓	WV	WI	WY	PR

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)
5555 Grande Market Drive, Appleton, WI 54913

Name of Associated Broker or Dealer
SII Investments, Inc.

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) ☒ All States

AL	AK	AZ	AR	CA	CO	CT	DE	DC	FL	GA	HI	ID
IL	IN	IA	KS	KY	LA	ME	MD	MA	MI	MN	MS	MO
MT	NE	NV	NH	NJ	NM	NY	NC	ND	OH	OK	OR	PA
RI	SC	SD	TN	TX	UT	VT	VA	WA	WV	WI	WY	PR

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)
2800 North Central Avenue, Suite 2100, Phoenix, AZ 85004

Name of Associated Broker or Dealer
Spelman & Co., Inc.

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) ☒ All States

AL	AK	AZ	AR	CA	CO	CT	DE	DC	FL	GA	HI	ID
IL	IN	IA	KS	KY	LA	ME	MD	MA	MI	MN	MS	MO
MT	NE	NV	NH	NJ	NM	NY	NC	ND	OH	OK	OR	PA
RI	SC	SD	TN	TX	UT	VT	VA	WA	WV	WI	WY	PR

(Use blank sheet, or copy and use additional copies of this sheet, as necessary.)

B. INFORMATION ABOUT OFFERING

		Yes	No
1.	Has the issuer sold, or does the issuer intend to sell, to non-accredited investors in this offering?	☐	☒

Answer also in Appendix, Column 2, if filing under ULOE.

2. What is the minimum investment that will be accepted from any individual? $ 12,500.00

		Yes	No
3.	Does the offering permit joint ownership of a single unit?	☒	☐

4. Enter the information requested for each person who has been or will be paid or given, directly or indirectly, any commission or similar remuneration for solicitation of purchasers in connection with sales of securities in the offering. If a person to be listed is an associated person or agent of a broker or dealer registered with the SEC and/or with a state or states, list the name of the broker or dealer. If more than five (5) persons to be listed are associated persons of such a broker or dealer, you may set forth the information for that broker or dealer only.

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)
13333 2nd Street, Suite 600, Santa Monica, CA 90401

Name of Associated Broker or Dealer
Direct Capital Securities, Inc.

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) ☒ All States

[AL]	[AK]	[AZ]	[AR]	[CA]	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[PR]

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)
4334 Northwest Expressway, Suite 222, Oklahoma City, OK 73116

Name of Associated Broker or Dealer
Wilbanks Securities, Inc.

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) ☐ All States

[x] AL	[x] AK	[x] AZ	[x] AR	[x] CA	[x] CO	CT	[x] DE	[x] DC	[x] FL	[x] GA	HI	ID
[x] IL	[x] IN	IA	[x] KS	[x] KY	[x] LA	ME	[x] MD	[x] MA	[x] MI	MN	MS	[x] MO
MT	NE	[x] NV	NH	[x] NJ	[x] NM	[x] NY	[x] NC	ND	[x] OH	[x] OK	OR	[x] PA
RI	SC	SD	[x] TN	[x] TX	[x] UT	VT	[x] VA	[x] WA	[x] WV	[x] WI	WY	PR

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)
1200 N. Federal Highway, Suite 400, Boca Raton, FL 33432

Name of Associated Broker or Dealer
Sterling Financial Investment Group, Inc.

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) ☒ All States

[AL]	[AK]	[AZ]	[AR]	[CA]	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[PR]

(Use blank sheet, or copy and use additional copies of this sheet, as necessary.)

B. INFORMATION ABOUT OFFERING

		Yes	No
1.	Has the issuer sold, or does the issuer intend to sell, to non-accredited investors in this offering?	☐	☒

Answer also in Appendix, Column 2, if filing under ULOE.

2. What is the minimum investment that will be accepted from any individual? $ 12,500.00

		Yes	No
3.	Does the offering permit joint ownership of a single unit?	☒	☐

4. Enter the information requested for each person who has been or will be paid or given, directly or indirectly, any commission or similar remuneration for solicitation of purchasers in connection with sales of securities in the offering. If a person to be listed is an associated person or agent of a broker or dealer registered with the SEC and/or with a state or states, list the name of the broker or dealer. If more than five (5) persons to be listed are associated persons of such a broker or dealer, you may set forth the information for that broker or dealer only.

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)
39 Broadway, Suite 740, New York, NY 10006

Name of Associated Broker or Dealer
Legend Securities, Inc.

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) ☐ All States

[AL]	[AK]	[AZ] ✓	[AR]	[CA] ✓	[CO]	[CT] ✓	[DE]	[DC]	[FL] ✓	[GA] ✓	[HI]	[ID]
[IL] ✓	[IN] ✓	[IA]	[KS]	[KY] ✓	[LA]	[ME]	[MD] ✓	[MA] ✓	[MI] ✓	[MN] ✓	[MS]	[MO] ✓
[MT] ✓	[NE]	[NV] ✓	[NH]	[NJ] ✓	[NM]	[NY] ✓	[NC] ✓	[ND]	[OH] ✓	[OK]	[OR] ✓	[PA] ✓
[RI]	[SC]	[SD]	[TN]	[TX] ✓	[UT]	[VT]	[VA] ✓	[WA] ✓	[WV]	[WI] ✓	[WY]	[PR]

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)
2701 N. Rocky Point Drive, 7th Floor, Tampa, FL 33607

Name of Associated Broker or Dealer
Invest Financial Corporation

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) ☒ All States

[AL]	[AK]	[AZ]	[AR]	[CA]	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[PR]

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) ☐ All States

[AL]	[AK]	[AZ]	[AR]	[CA]	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[PR]

(Use blank sheet, or copy and use additional copies of this sheet, as necessary.)

C. OFFERING PRICE, NUMBER OF INVESTORS, EXPENSES AND USE OF PROCEEDS

1. Enter the aggregate offering price of securities included in this offering and the total amount already sold. Enter "0" if the answer is "none" or "zero." If the transaction is an exchange offering, check this box ☐ and indicate in the columns below the amounts of the securities offered for exchange and already exchanged.

Type of Security	Aggregate Offering Price	Amount Already Sold
Debt	$	$
Equity	$	$
☐ Common ☐ Preferred		
Convertible Securities (including warrants)	$	$
Partnership Interests	$ 35,000,000.00	$ 0.00
Other (Specify ____)	$	$
Total	$ 35,000,000.00	$ 0.00

Answer also in Appendix, Column 3, if filing under ULOE.

2. Enter the number of accredited and non-accredited investors who have purchased securities in this offering and the aggregate dollar amounts of their purchases. For offerings under Rule 504, indicate the number of persons who have purchased securities and the aggregate dollar amount of their purchases on the total lines. Enter "0" if answer is "none" or "zero."

	Number Investors	Aggregate Dollar Amount of Purchases
Accredited Investors	0	$ 0.00
Non-accredited Investors	0	$ 0.00
Total (for filings under Rule 504 only)		$

Answer also in Appendix, Column 4, if filing under ULOE.

3. If this filing is for an offering under Rule 504 or 505, enter the information requested for all securities sold by the issuer, to date, in offerings of the types indicated, in the twelve (12) months prior to the first sale of securities in this offering. Classify securities by type listed in Part C — Question 1.

Type of Offering	Type of Security	Dollar Amount Sold
Rule 505		$
Regulation A		$
Rule 504		$
Total		$

4 a. Furnish a statement of all expenses in connection with the issuance and distribution of the securities in this offering. Exclude amounts relating solely to organization expenses of the insurer. The information may be given as subject to future contingencies. If the amount of an expenditure is not known, furnish an estimate and check the box to the left of the estimate.

Transfer Agent's Fees	☐	$ 0.00
Printing and Engraving Costs	☒	$ 63,000.00
Legal Fees	☒	$ 90,000.00
Accounting Fees	☒	$ 3,000.00
Engineering Fees	☒	$ 3,500.00
Sales Commissions (specify finders' fees separately)	☒	$ 4,025,000.00
Other Expenses (identify) State filing fees, travel, postage, telephone, salaries, etc.	☒	$ 1,065,500.00
Total	☒	$ 5,250,000.00 (1)

(1) The Managing General Partner will pay the total of all of these expenses, instead of using offering proceeds.

C. OFFERING PRICE, NUMBER OF INVESTORS, EXPENSES AND USE OF PROCEEDS

b. Enter the difference between the aggregate offering price given in response to Part C — Question 1 and total expenses furnished in response to Part C — Question 4.a. This difference is the "adjusted gross proceeds to the issuer." See footnote to Part C, Question 4.a. .... $ 35,000,000.00

5. Indicate below the amount of the adjusted gross proceed to the issuer used or proposed to be used for each of the purposes shown. If the amount for any purpose is not known, furnish an estimate and check the box to the left of the estimate. The total of the payments listed must equal the adjusted gross proceeds to the issuer set forth in response to Part C — Question 4.b above.

	Payments to Officers, Directors, & Affiliates	Payments to Others
Salaries and fees	☐ $	☐ $
Purchase of real estate	☐ $	☐ $
Purchase, rental or leasing and installation of machinery and equipment	☐ $	☐ $
Construction or leasing of plant buildings and facilities	☐ $	☐ $
Acquisition of other businesses (including the value of securities involved in this offering that may be used in exchange for the assets or securities of another issuer pursuant to a merger)	☐ $	☐ $
Repayment of indebtedness	☐ $	☐ $
Working capital	☐ $	☐ $
Other (specify): drilling and completing natural gas and oil wells	☒ $ 35,000,000.00	☐ $
	☐ $	☐ $
Column Totals	☒ $ 35,000,000.00	☐ $
Total Payments Listed (column totals added)	☒ $ 35,000,000.00	

D. FEDERAL SIGNATURE

The issuer has duly caused this notice to be signed by the undersigned duly authorized person. If this notice is filed under Rule 505, the following signature constitutes an undertaking by the issuer to furnish to the U.S. Securities and Exchange Commission, upon written request of its staff, the information furnished by the issuer to any non-accredited investor pursuant to paragraph (b)(2) of Rule 502.

Issuer (Print or Type)	Signature	Date
Atlas America Series 26-2005 L.P.	Karen Black	Aug 11, 2005
Name of Signer (Print or Type)	**Title of Signer (Print or Type)**	
Karen A. Black	Vice President-Partnership Administration, Atlas Resources, Inc., Managing General Partner	

ATTENTION

Intentional misstatements or omissions of fact constitute federal criminal violations. (See 18 U.S.C. 1001.)